Annual Operating Expenses {- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund Retail PRO-09 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Retail Class	Sep. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.49%